SHELTON EMERGING MARKETS FUND

Portfolio of Investments (Expressed in U.S. Dollars) March 31, 2022

Security Description	Shares	Value
Common Stock (95.42%)

Argentina (1.95%)
MercadoLibre Inc*	405	$481,739

Brazil (10.15%)
Arco Platform Ltd*	28,530	601,983
Banco Bradesco SA	157,600	731,264
Hapvida Participacoes e Investimentos SA (144A)	168,845	422,698
Hapvida Participacoes e Investimentos SA*	32,200	34,937
Sendas Distribuidora SA	209,800	721,747
Total Brazil		2,512,629

China (6.82%)
Haier Smart Home Co Ltd	272,100	870,037
Ping An Insurance Group Co of China Ltd	28,600	199,945
Xinyi Solar Holdings Ltd	354,383	616,759
Total China		1,686,741

Hong Kong (2.55%)
ASM Pacific Technology Ltd	62,800	632,237

India (8.26%)
HDFC Bank Ltd	13,795	846,047
Infosys Ltd	48,148	1,198,404
Total India		2,044,451

Indonesia (12.42%)
Ace Hardware Indonesia Tbk PT	7,477,000	534,146
Bank Rakyat Indonesia Persero Tbk PT	4,079,275	1,318,875
Indofood CBP Sukses Makmur Tbk PT	854,000	436,805
Sarana Menara Nusantara Tbk PT	10,537,900	784,986
Total Indonesia		3,074,812

Mexico (7.59%)
Kimberly-Clark de Mexico SAB de CV	565,900	798,028
Regional SAB de CV	154,800	1,081,528
Total Mexico		1,879,556

South Africa (2.31%)
Gold Fields Ltd	37,000	572,814

South Korea (14.79%)
DB HiTek Co Ltd*	15,500	942,428
Dentium Co Ltd	12,900	758,126
Samsung Electronics Co Ltd	24,612	1,405,126
Samsung SDI Co Ltd	1,142	554,519
Total South Korea		3,660,199

Taiwan (23.86%)
Accton Technology Corp	86,300	663,712
Chailease Holding Co Ltd	110,200	975,238
eMemory Technology Inc	11,800	750,012
MediaTek Inc	28,700	893,362
Sporton International Inc	55,050	360,964
Taiwan Semiconductor Manufacturing Co Ltd	78,500	1,610,677
Voltronic Power Technology Corp	12,900	651,153
Total Taiwan		5,905,118

Thailand (4.72%)
Bangkok Bank PCL	191,800	785,241
Charoen Pokphand Foods PCL	528,000	381,802
Total Thailand		1,167,043

Total Common Stock (Cost $17,451,060)		23,617,339

Total Investments (Cost $17,451,060) (95.42%)		23,617,339
Other Net Assets (3.17%)		1,132,492
Net Assets (100.00%)		$24,749,831

*	Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2022, these securities had a total aggregate market value of $422,698, which represented approximately 1.71% of net assets.